Share-based payment	12 Months Ended
Dec. 31, 2017
Disclosure Of Share-based Payment [Abstract]
Disclosure of share-based payment arrangements [text block]
Note 30	Share-based payment

IPO Award Program and Executive Stock Option plan

The Group has established different stock awards programs and other share-based payment plans to incentivise the Directors, senior management and employees, enabling them to benefit from the increased market capitalisation of the Company.

Stock Award Program and Other Share Based Payments

During 2008, GeoPark Shareholders voted to authorize the Board to use up to 12% of the issued share capital of the Company at the relevant time for the purposes of the Performance-based Employee Long-Term Incentive Plan.

During 2016, the Group approved a share-based compensation program for 1,619,105 shares. Main characteristics of the Stock Awards Programs are:
•	All employees are eligible.
•	Exercise price is equal to the nominal value of shares.
•	Vesting period is three years.
•
Each employee could receive up to three salaries by achieving the following conditions: continue to be an employee, the stock market price at the date of vesting should be above US$ 3 and obtain the Group minimum production, adjusted EBITDA and reserves target for the year of vesting.

Also during 2016, the Group approved a plan named Value Creation Plan (“VCP”) oriented to Top Management. Main characteristics of the VCP are:
•	Awards payables in a variable number of shares which shall not exceed the quantity of 2,976,781 shares.
•	Subject to certain market conditions, among others, reaching a stock market price for the Company shares of US$ 4.05 at vesting date.
•	Vesting date: 31 December 2018.
VCP has been classified as an equity-settled plan.

Details of these costs and the characteristics of the different stock awards programs and other share based payments are described in the following table and explanations:

		Awards
	Awards at	granted			Awards
	the	in the	Awards	Awards	at year	Charged to net loss / profit
Year of issuance	beginning	year	forfeited	exercised	end	2017	2016	2015
2016	1,619,105	-	31,109	-	1,587,996	865	445	-
2014	490,000	-	-	490,000	-	838	821	898
2013	-	-	-	-	-	-	-	594
2012	-	-	-	-	-	-	855	636
2011	-	-	-	-	-	-	-	879
Subtotal						1,703	2,121	3,007
Stock options to Executive Directors	-	-	-	-	-	-	-	2,390
Shares granted to Non-Executive Directors	-	70,485		70,485		454	400	371
VCP 2013	-	-	-	-	-	-	-	617
VCP 2016	-	-	-	-	-	1,868	934	-
Executive Directors Bonus	-	-	-	-	-	-	(325)	400
Key Management Bonus	82,306	-	-	82,306	-	-	202	1,438
Stock awards for service contracts	-	12,546	-	12,546	-	50	35	-
	2,191,411	83,031	31,109	655,337	1,587,996	4,075	3,367	8,223

The awards that are forfeited correspond to employees that had left the Group before vesting date.